As filed with the Securities and Exchange Commission on February 12, 2021

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22842

FORUM FUNDS II
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: June 30

Date of reporting period: July 1, 2020 – December 31, 2020

ITEM 1. REPORT TO STOCKHOLDERS.

ACUITAS US MICROCAP FUND
SEMI-ANNUAL REPORT
December 31, 2020
(Unaudited)
Beginning on January 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting the Fund at (844) 805-5628, acuitas.ta@apexfs.com, or by contacting your financial intermediary directly.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting the Fund at (844) 805-5628,
acuitas.ta@apexfs.com, or by contacting your financial intermediary directly.

TABLE OF CONTENTS
Schedule of Investments 1
Statement of Assets and Liabilities 4
Statement of Operations 5
Statements of Changes in Net Assets 6
Financial Highlights 7
Notes to Financial Statements 8
Additional Information 12

ACUITAS US MICROCAP FUND
SCHEDULE OF INVESTMENTS
December 31, 2020

See Notes to Financial Statements.
Shares Security Description Value
Common Stock - 95.2%
Communications - 0.3%
1,300 ATN International, Inc. $ 54,288
3,300 Cambium Networks Corp.
(a)
82,764
137,052
Consumer Discretionary - 9.4%
2,700 At Home Group, Inc.
(a)
41,742
5,448 CarParts.com, Inc.
(a)
67,501
19,200 Clean Energy Fuels Corp.
(a)
150,912
98,290 Fluent, Inc.
(a)
521,920
11,900 Green Brick Partners, Inc.
(a)
273,224
4,300 Haverty Furniture Cos., Inc. 118,981
1,700 Hooker Furniture Corp. 54,825
3,400 Huami Corp., ADR
(a)
40,290
60,130 Interface, Inc. 631,365
3,600 Lazydays Holdings, Inc.
(a)
58,500
7,800 Liquidity Services, Inc.
(a)
124,098
1,400 M/I Homes, Inc.
(a)
62,006
2,000 MarineMax, Inc.
(a)
70,060
27,461 Motorcar Parts of America, Inc.
(a)
538,785
500 Overstock.com, Inc.
(a)
23,985
5,486 Purple Innovation, Inc.
(a)
180,709
7,497 The Children's Place, Inc.
(a)
375,599
59,099 Tilly's, Inc., Class A 482,248
6,200 Universal Technical Institute, Inc.
(a)
40,052
3,400 Vista Outdoor, Inc.
(a)
80,784
3,112 Winmark Corp. 578,209
40,900 ZAGG, Inc.
(a)
170,553
4,686,348
Consumer Staples - 1.8%
1,300 Ingles Markets, Inc., Class A 55,458
3,660 MGP Ingredients, Inc. 172,240
2,000 Seneca Foods Corp., Class A
(a)
79,800
3,500 SpartanNash Co. 60,935
7,590 The Chefs' Warehouse, Inc.
(a)
194,987
15,748 Village Super Market, Inc., Class A 347,401
910,821
Energy - 4.0%
9,850 Bonanza Creek Energy, Inc.
(a)
190,400
28,425 Geospace Technologies Corp.
(a)
243,318
21,085 Natural Gas Services Group, Inc.
(a)
199,886
34,300 Newpark Resources, Inc.
(a)
65,856
15,400 Oil States International, Inc.
(a)
77,308
32,860 Par Pacific Holdings, Inc.
(a)
459,383
9,090 Stabilis Solutions, Inc.
(a)
24,997
69,199 SunCoke Energy, Inc. 301,016
18,020 Trecora Resources
(a)
125,960
169,600 VAALCO Energy, Inc.
(a)
300,192
1,988,316
Financial Services - 14.1%
10,110 B Riley Financial, Inc. 447,064
17,760 Bryn Mawr Bank Corp. 543,367
3,600 Central Valley Community Bancorp 53,604
3,700 ConnectOne Bancorp, Inc. 73,223
19,950 Customers Bancorp, Inc.
(a)
362,691
6,248 Encore Capital Group, Inc.
(a)
243,360
8,400 Enova International, Inc.
(a)
208,068
3,500 Enterprise Financial Services Corp. 122,325
4,700 Financial Institutions, Inc. 105,750
6,600 First Foundation, Inc. 132,000
6,000 First Internet Bancorp 172,440
5,800 Forterra, Inc.
(a)
99,731
11,100 Global Medical REIT, Inc. 144,966
42,227 Great Elm Capital Corp. 152,017
Shares Security Description Value
Financial Services - 14.1% (continued)
3,800 HomeStreet, Inc. $ 128,250
6,950 Horizon Bancorp, Inc. 110,227
2,000 I3 Verticals, Inc., Class A
(a)
66,400
4,982 James River Group Holdings, Ltd. 244,865
5,400 Kearny Financial Corp. 57,024
7,800 Lakeland Bancorp, Inc. 99,060
7,200 Luther Burbank Corp. 70,560
3,900 Marlin Business Services Corp. 47,736
42,180 Medallion Financial Corp.
(a)
206,682
19,507 NMI Holdings, Inc., Class A
(a)
441,834
15,980 Northrim BanCorp, Inc. 542,521
8,900 OP Bancorp 68,530
4,687 Premier Financial Bancorp, Inc. 62,290
6,835 Premier Financial Corp. 157,205
5,900 RBB Bancorp 90,742
10,120 Regional Management Corp. 302,183
5,070 Stewart Information Services Corp. 245,185
2,250 Texas Capital Bancshares, Inc.
(a)
133,875
4,400 The Bancorp, Inc.
(a)
60,060
5,600 The First of Long Island Corp. 99,960
12,470 TriState Capital Holdings, Inc.
(a)
216,978
8,660 Veritex Holdings, Inc. 222,216
1,300 Virtus Investment Partners, Inc. 282,100
2,900 Washington Trust Bancorp, Inc. 129,920
3,500 West BanCorp, Inc. 67,550
7,014,559
Health Care - 23.3%
3,174 Aerie Pharmaceuticals, Inc.
(a)
42,881
22,515 Affimed NV
(a)
131,037
2,600 AnaptysBio, Inc.
(a)
55,900
5,100 AngioDynamics, Inc.
(a)
78,183
1,800 Anika Therapeutics, Inc.
(a)
81,468
1,957 AtriCure, Inc.
(a)
108,946
6,402 Autolus Therapeutics PLC, ADR
(a)
57,234
77,344 Avid Bioservices, Inc.
(a)
892,550
3,500 Avrobio, Inc.
(a)
48,790
8,700 BioCryst Pharmaceuticals, Inc.
(a)
64,815
27,900 BioDelivery Sciences International, Inc.
(a)
117,180
11,954 BioLife Solutions, Inc.
(a)
476,845
15,145 Biomerica, Inc.
(a)
75,422
2,755 Cardiovascular Systems, Inc.
(a)
120,559
4,806 Castle Biosciences, Inc.
(a)
322,723
20,000 Catalyst Pharmaceuticals, Inc.
(a)
66,800
9,115 Centogene NV
(a)
98,260
8,300 Champions Oncology, Inc.
(a)
89,557
51,530 ChromaDex Corp.
(a)
247,344
5,300 Collegium Pharmaceutical, Inc.
(a)
106,159
12,600 Community Health Systems, Inc.
(a)
93,618
1,800 Computer Programs and Systems, Inc. 48,312
4,100 Cue Biopharma, Inc.
(a)
51,291
13,800 Cymabay Therapeutics, Inc.
(a)
79,212
20,565 CytoSorbents Corp.
(a)
163,903
1,930 DermTech, Inc.
(a)
62,609
11,900 Dynavax Technologies Corp.
(a)
52,955
14,135 Epizyme, Inc.
(a)
153,506
8,353 Esperion Therapeutics, Inc.
(a)
217,178
16,182 Evolent Health, Inc., Class A
(a)
259,397
4,735 Frequency Therapeutics, Inc.
(a)
166,956
18,655 GenMark Diagnostics, Inc.
(a)
272,363
19,900 GlycoMimetics, Inc.
(a)
74,824
18,200 Harvard Bioscience, Inc.
(a)
78,078
6,320 Health Catalyst, Inc.
(a)
275,110
3,553 Inmode, Ltd.
(a)
168,696

ACUITAS US MICROCAP FUND
SCHEDULE OF INVESTMENTS
December 31, 2020

See Notes to Financial Statements.
Shares Security Description Value
Health Care - 23.3% (continued)
2,640 Inogen, Inc.
(a)
$ 117,955
1,600 Intellia Therapeutics, Inc.
(a)
87,040
15,997 IntriCon Corp.
(a)
289,546
14,500 Kadmon Holdings, Inc.
(a)
60,175
5,100 Kala Pharmaceuticals, Inc.
(a)
34,578
2,000 Kura Oncology, Inc.
(a)
65,320
23,500 MannKind Corp.
(a)
73,555
20,900 MEI Pharma, Inc.
(a)
55,176
22,681 Meridian Bioscience, Inc.
(a)
423,908
43,835 MiMedx Group, Inc.
(a)
398,022
31,268 Misonix, Inc.
(a)
390,850
5,800 Molecular Templates, Inc.
(a)
54,462
8,500 Myriad Genetics, Inc.
(a)
168,088
20,055 Neuronetics, Inc.
(a)
222,811
4,400 OraSure Technologies, Inc.
(a)
46,574
46,647 Organogenesis Holdings, Inc.
(a)
351,252
6,058 OrthoPediatrics Corp.
(a)
249,893
5,900 Owens & Minor, Inc. 159,595
7,135 Psychemedics Corp. 36,317
6,268 Quanterix Corp.
(a)
291,462
23,950 Quotient, Ltd.
(a)
124,780
3,500 RadNet, Inc.
(a)
68,495
18,952 Repro-Med Systems, Inc.
(a)
114,091
11,720 SI-BONE, Inc.
(a)
350,428
81,260 SIGA Technologies, Inc.
(a)
590,760
1,856 STAAR Surgical Co.
(a)
147,032
7,839 The Joint Corp.
(a)
205,852
4,600 Triple-S Management Corp., Class B
(a)
98,210
4,900 Vanda Pharmaceuticals, Inc.
(a)
64,386
15,140 Vericel Corp.
(a)
467,523
6,800 X4 Pharmaceuticals, Inc.
(a)
43,724
12,446 Xenon Pharmaceuticals, Inc.
(a)
191,419
23,700 ZIOPHARM Oncology, Inc.
(a)
59,724
11,603,664
Industrials - 2.5%
11,703 Atkore International Group, Inc.
(a)
481,110
15,584 Caesarstone, Ltd. 200,878
3,100 CAI International, Inc. 96,844
3,500 Danaos Corp.
(a)
75,005
6,200 Modine Manufacturing Co.
(a)
77,872
5,300 Myers Industries, Inc. 110,134
10,000 Ranpak Holdings Corp.
(a)
134,400
7,700 US Xpress Enterprises, Inc., Class A
(a)
52,668
1,228,911
Materials & Processing - 8.6%
12,810 AdvanSix, Inc.
(a)
256,072
6,560 Apogee Enterprises, Inc. 207,821
16,200 Armstrong Flooring, Inc.
(a)
61,884
13,178 BlueLinx Holdings, Inc.
(a)
385,588
4,450 Chase Corp. 449,495
1,600 Clearwater Paper Corp.
(a)
60,400
4,900 Eldorado Gold Corp.
(a)
65,023
1,300 Hawkins, Inc. 68,003
20,500 Insteel Industries, Inc. 456,535
3,200 Koppers Holdings, Inc.
(a)
99,712
3,200 L B Foster Co., Class A
(a)
48,160
25,219 Landec Corp.
(a)
273,626
1,600 Lawson Products, Inc.
(a)
81,456
3,610 Materion Corp. 230,029
23,408 Northern Technologies International Corp. 247,188
4,100 Northwest Pipe Co.
(a)
116,030
16,500 Rayonier Advanced Materials, Inc.
(a)
107,580
14,600 TimkenSteel Corp.
(a)
68,182
Shares Security Description Value
Materials & Processing - 8.6% (continued)
13,316 UFP Technologies, Inc.
(a)
$ 620,526
110,746 Venator Materials PLC
(a)
366,569
4,269,879
Producer Durables - 10.9%
6,055 Allied Motion Technologies, Inc. 309,410
12,520 Argan, Inc. 557,015
2,715 Barrett Business Services, Inc. 185,190
7,715 CIRCOR International, Inc.
(a)
296,565
14,624 Columbus McKinnon Corp. 562,147
1,000 CRA International, Inc. 50,930
3,316 Cryoport, Inc.
(a)
145,506
11,100 Great Lakes Dredge & Dock Corp.
(a)
146,187
12,790 Harsco Corp.
(a)
229,964
149,604 Hill International, Inc.
(a)
287,240
17,944 IES Holdings, Inc.
(a)
826,142
3,000 Powell Industries, Inc. 88,470
85,667 Radiant Logistics, Inc.
(a)
496,869
9,100 Sharps Compliance Corp.
(a)
85,995
32,480 The Hackett Group, Inc. 467,387
8,000 Titan Machinery, Inc.
(a)
156,400
16,825 TransAct Technologies, Inc.
(a)
119,457
2,300 Vectrus, Inc.
(a)
114,356
6,700 Vishay Precision Group, Inc.
(a)
210,916
1,600 VSE Corp. 61,584
5,397,730
Real Estate - 0.2%
5,600 UMH Properties, Inc. REIT 82,936
Technology - 20.1%
11,330 ADTRAN, Inc. 167,344
19,480 Agilysys, Inc.
(a)
747,642
20,424 Airgain, Inc.
(a)
363,139
28,030 Akoustis Technologies, Inc.
(a)
342,807
28,605 AXT, Inc.
(a)
273,750
4,700 Calix, Inc.
(a)
139,872
11,100 Celestica, Inc.
(a)
89,577
1,885 Cerence, Inc.
(a)
189,405
9,240 CEVA, Inc.
(a)
420,420
4,300 ChannelAdvisor Corp.
(a)
68,714
3,700 Cohu, Inc. 141,266
14,900 Conduent, Inc.
(a)
71,520
3,000 Digital Turbine, Inc.
(a)
169,680
19,001 eGain Corp.
(a)
224,402
4,850 ePlus, Inc.
(a)
426,558
4,728 EverQuote, Inc., Class A
(a)
176,591
9,872 GAN, Ltd.
(a)
200,204
19,247 Ichor Holdings, Ltd.
(a)
580,201
1,700 Insight Enterprises, Inc.
(a)
129,353
37,850 Key Tronic Corp.
(a)
261,165
6,800 Kimball Electronics, Inc.
(a)
108,732
45,500 Limelight Networks, Inc.
(a)
181,545
7,600 MagnaChip Semiconductor Corp.
(a)
102,752
25,292 Magnite, Inc.
(a)
776,717
5,300 Mitek Systems, Inc.
(a)
94,234
32,239 MiX Telematics, Ltd., ADR 405,889
34,325 NeoPhotonics Corp.
(a)
312,014
4,553 Perficient, Inc.
(a)
216,950
49,820 Photronics, Inc.
(a)
555,991
11,734 QAD, Inc., Class A 741,354
9,388 Radware, Ltd.
(a)
260,517
9,672 Red Violet, Inc.
(a)
252,536
7,436 ShotSpotter, Inc.
(a)
280,337
3,610 Smith & Wesson Brands, Inc. 64,078
20,100 TESSCO Technologies, Inc. 125,424

ACUITAS US MICROCAP FUND
SCHEDULE OF INVESTMENTS
December 31, 2020

See Notes to Financial Statements.
At December 31, 2020 , the Fund held the following exchange traded futures contract:
The following is a summary of the inputs used to value the Fund's investments as of December 31, 2020.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
* Other Financial Instruments are derivatives not reflected in the Schedule of
Investments, such as futures at period end.
The Level 1 value displayed in this table is Common Stock. The Level 2 value displayed in this table is a Money Market Fund. Refer to this Schedule of
Investments for a further breakout of each security by industry.
Shares Security Description Value
Technology - 20.1% (continued)
10,200 TrueCar, Inc.
(a)
$ 42,840
3,300 Ultra Clean Holdings, Inc.
(a)
102,795
8,100 USA Technologies, Inc.
(a)
84,888
5,200 Veeco Instruments, Inc.
(a)
90,272
9,983,475
Total Common Stock (Cost $35,945,846) 47,303,691
Shares Security Description Value
Money Market Fund - 4.5%
2,234,270 BlackRock Liquidity Funds FedFund
Portfolio, Institutional Shares, 0.01%
(b)
(Cost $2,234,270) 2,234,270
Investments, at value - 99.7% (Cost $38,180,116) $ 49,537,961
Other Assets & Liabilities, Net - 0.3% 148,907
Net Assets - 100.0% $ 49,686,868
ADR American Depositary Receipt
PLC Public Limited Company
REIT Real Estate Investment Trust
(a) Non-income producing security.
(b) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2020.
Contracts Description Exp.Date
Notional
Contract
Value Value
Net
Unrealized
Appreciation
12 CME
E-mini Russell
2000 Index
Future 03/19/21 $1,150,175 $1,184,880 $ 34,705
Valuation Inputs
Investments in
Securities
Other Financial
Instruments*
Level 1 - Quoted Prices $ 47,303,691 $ 34,705
Level 2 - Other Significant
Observable Inputs 2,234,270 –
Level 3 - Significant
Unobservable Inputs – –
Total $ 49,537,961 $ 34,705
PORTFOLIO HOLDINGS
% of Total Investments
Communications 0.3%
Consumer Discretionary 9.5%
Consumer Staples 1.8%
Energy 4.0%
Financial Services 14.2%
Health Care 23.4%
Industrials 2.5%
Materials & Processing 8.6%
Producer Durables 10.9%
Real Estate 0.2%
Technology 20.1%
Money Market Fund 4.5%
100.0%

ACUITAS US MICROCAP FUND
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2020

See Notes to Financial Statements.
* Shares redeemed or exchanged within 60 days of purchase are charged a 1.00% redemption fee.
ASSETS
Investments, at value (Cost $38,180,116) $ 49,537,961
Deposits with broker 292,435
Receivables:
Fund shares sold 8,624
Investment securities sold 282,457
Dividends 17,790
Prepaid expenses 13,362
Total Assets
50,152,629
LIABILITIES
Payables:
Investment securities purchased 338,816
Fund shares redeemed 62,093
Accrued Liabilities:
Investment adviser fees 20,857
Trustees’ fees and expenses 673
Fund services fees 15,296
Other expenses 28,026
Total Liabilities
465,761
NET ASSETS
$ 49,686,868
COMPONENTS OF NET ASSETS
Paid-in capital $ 48,069,738
Distributable earnings 1,617,130
NET ASSETS
$ 49,686,868
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED)
Institutional Shares 3,953,501
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE*
Institutional Shares (based on net assets of $49,686,868) $ 12.57

ACUITAS US MICROCAP FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED DECEMBER 31, 2020

See Notes to Financial Statements.
INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $815) $ 230,481
Total Investment Income
230,481
EXPENSES
Investment adviser fees 264,008
Fund services fees 94,007
Shareholder servicing fees 20,110
Custodian fees 13,320
Registration fees 11,844
Professional fees 28,315
Trustees' fees and expenses 3,886
Interest expense 45
Other expenses 38,141
Total Expenses 473,676
Fees waived
(156,820)
Net Expenses
316,856
NET INVESTMENT LOSS
(86,375)
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on:
Investments
4,752,684
Futures
58,730
Net realized gain
4,811,414
Net change in unrealized appreciation (depreciation) on:
Investments
10,848,165
Futures
34,705
Net change in unrealized appreciation (depreciation)
10,882,870
NET REALIZED AND UNREALIZED GAIN
15,694,284
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ 15,607,909

ACUITAS US MICROCAP FUND
STATEMENTS OF CHANGES IN NET ASSETS

See Notes to Financial Statements.
For the Six
Months
Ended
December 31, 2020
For the Year
Ended
June 30, 2020
OPERATIONS
Net investment loss $ (86,375) $ (309,189)
Net realized gain (loss) 4,811,414 (11,493,277)
Net change in unrealized appreciation (depreciation) 10,882,870 (2,702,798)
Increase (Decrease) in Net Assets Resulting from Operations
15,607,909 (14,505,264)
DISTRIBUTIONS TO SHAREHOLDERS
Institutional Shares – (76,614)
Total Distributions Paid
– (76,614)
CAPITAL SHARE TRANSACTIONS
Sale of shares:
Institutional Shares 2,129,813 10,600,855
Reinvestment of distributions:
Institutional Shares – 76,603
Redemption of shares:
Institutional Shares
(8,534,211) (33,277,864)
Redemption fees:
Institutional Shares
69 2,453
Decrease in Net Assets from Capital Share Transactions
(6,404,329) (22,597,953)
Increase (Decrease) in Net Assets
9,203,580 (37,179,831)
NET ASSETS
Beginning of Period
40,483,288 77,663,119
End of Period
$ 49,686,868 $ 40,483,288
SHARE TRANSACTIONS
Sale of shares:
Institutional Shares 201,143 1,230,179
Reinvestment of distributions:
Institutional Shares – 7,073
Redemption of shares:
Institutional Shares
(871,181) (4,343,714)
Decrease in Shares
(670,038) (3,106,462)

ACUITAS US MICROCAP FUND
FINANCIAL HIGHLIGHTS

See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each period .
For the Six
Months Ended
December 31,
2020
For the Years Ended June 30,
2020 2019 2018 2017 2016
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of
Period
$ 8.76 $ 10.05 $ 14.17 $ 12.57 $ 10.38 $ 11.27
INVESTMENT OPERATIONS
Net investment loss (a) (0.02) (0.05) (0.09) (0.12) (0.09) (0.08)
Net realized and unrealized gain
(loss)
3.83 (1.23) (1.46) 2.19 2.39 (0.41)
Total from Investment Operations
3.81 (1.28) (1.55) 2.07 2.30 (0.49)
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain
– (0.01) (2.57) (0.47) (0.11) (0.40)
Total Distributions to Shareholders
– (0.01) (2.57) (0.47) (0.11) (0.40)
REDEMPTION FEES(a)
0.00(b) 0.00(b) 0.00(b) 0.00(b) 0.00(b) 0.00(b)
NET ASSET VALUE, End of
Period
$ 12.57 $ 8.76 $ 10.05 $ 14.17 $ 12.57 $ 10.38
TOTAL RETURN
43.49%(c) (12.75)% (9.68)% 16.77% 22.21% (4.27)%
RATIOS/SUPPLEMENTARY
DATA
Net Assets at End of Period (000s
omitted) $ 49,687 $ 40,483 $ 77,663 $ 108,339 $ 87,690 $ 66,156
Ratios to Average Net Assets:
Net investment loss (0.41)%(d) (0.47)% (0.78)% (0.91)% (0.78)% (0.80)%
Net expenses 1.50%(d) 1.70% 1.70% 1.70% 1.70% 1.70%
Gross expenses (e) 2.24%(d) 2.03% 1.87% 1.80% 1.86% 2.04%
PORTFOLIO TURNOVER RATE 37%(c) 74% 108% 48% 50% 52%
(a) Calculated based on average shares outstanding during each period.
(b) Less than $0.01 per share.
(c) Not annualized.
(d) Annualized.
(e) Reflects the expense ratio excluding any waivers and/or reimbursements.

ACUITAS US MICROCAP FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2020

Organization
The Acuitas US Microcap Fund (the “Fund”) is a diversified portfolio of Forum Funds II (the “Trust”). The Trust is a Delaware
statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the “Act”). Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund’s shares of beneficial interest without par value. The Fund currently offers two classes of shares: Institutional Shares and Investor Shares. As of December 31, 2020, Investor Shares had not commenced operations. The Fund seeks capital appreciation. The Fund commenced operations on July 18, 2014.
Summary of Significant Accounting Policies
The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board
(“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services – Investment Companies.” These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:
Security Valuation – Securities are valued at market prices using the last quoted trade or official closing price from the principal exchange where the security is traded, as provided by independent pricing services on each Fund business day. In the absence of a last trade, securities are valued at the mean of the last bid and ask price provided by the pricing service. Futures contracts are valued at the day’s settlement price on the exchange where the contract is traded. Exchange-traded options for which the last quoted sale price is outside the closing bid and ask price will be valued at the mean of the closing bid and ask price. Shares of non-exchange traded open-end mutual funds are valued at net asset value (“NAV”). Short-term investments that mature in sixty days or less may be valued at amortized cost.
The Fund values its investments at fair value pursuant to procedures adopted by the Trust’s Board of Trustees (the“Board”) if
(1) market quotations are not readily available or (2) the Adviser, as defined in Note 3, believes that the values available are unreliable. The Trust’s Valuation Committee, as defined in the Fund’s registration statement, performs certain functions as they relate to the administration and oversight of the Fund’s valuation procedures. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value.
The Valuation Committee may work with the Adviser to provide valuation inputs. In determining fair valuations, inputs may include market-based analytics that may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Valuation Committee performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.
Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.
GAAP has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical assets and liabilities.
Level 2 - Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by a pricing service and

ACUITAS US MICROCAP FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2020

generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities’ respective local market closes and the close of the U.S. market.
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The aggregate value by input level, as of December 31, 2020, for the Fund’s investments is included at the end of the Fund’s
Schedule of Investments.
Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Premium is amortized to the next call date above par and discount is accreted to maturity using the effective interest method. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.
Futures Contracts – The Fund may purchase index futures contracts to equitize the Fund’s cash position. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum “initial margin” requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and value at the time it was closed. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities.
Notional amounts of each individual futures contract outstanding as of December 31, 2020, for the Fund, are disclosed in the
Schedule of Investments.
Distributions to Shareholders – The Fund declares any dividends from net investment income and pays them annually. Any net capital gains realized by the Fund are distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.
Federal Taxes – The Fund intends to continue to qualify each year as a regulated investment company under Subchapter M of
Chapter 1, Subtitle A, of the Internal Revenue Code of 1986, as amended (“Code”), and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. The Fund files a U.S. federal income and excise tax return as required. The Fund’s federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. As of December 31, 2020, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.
Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.
Redemption Fees – A shareholder who redeems or exchanges shares within 60 days of purchase will incur a redemption fee of
1.00% of the current NAV of shares redeemed or exchanged, subject to certain limitations. The fee is charged for the benefit of the remaining shareholders and will be paid to the Fund to help offset transaction costs. The fee is accounted for as an addition to paid-in capital. The Fund reserves the right to modify the terms of or terminate the fee at any time. There are limited exceptions to the imposition of the redemption fee. Redemption fees incurred for the Fund, if any, are reflected on the Statements of Changes in
Net Assets.

ACUITAS US MICROCAP FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2020

Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote. The Fund has determined that none of these arrangements requires disclosure on the Fund’s balance sheet.
Fees and Expenses
Investment Adviser – Acuitas Investments, LLC (the “Adviser”) is the investment adviser to the Fund. Pursuant to an investment advisory agreement, the Adviser receives an advisory fee, payable monthly, from the Fund at an annual rate of 1.25% of the Fund’s average daily net assets.
The sub-advisory fee, calculated as a percentage of the Fund’s average daily net assets managed by the subadviser, is paid by the
Adviser.
Distribution – Foreside Fund Services, LLC serves as the Fund’s distributor (the “Distributor”). The Fund has adopted a Distribution
Plan (the “Plan”) for Investor Shares in accordance with Rule 12b-1 of the Act. Under the Plan, the Fund pays the Distributor and/or any other entity as authorized by the Board a fee of up to 0.25% of the average daily net assets of Investor Shares. The Distributor is not affiliated with the Adviser or Atlantic Fund Administration, LLC, a wholly owned subsidiary of Apex US Holdings, LLC
(d/b/a Apex Fund Services) (“Apex”) or their affiliates. Currently, Investor Shares are not offered for sale, therefore the Fund is not currently paying 12b-1 fees.
Other Service Providers – Apex provides fund accounting, fund administration, compliance and transfer agency services to the
Fund. The fees related to these services are included in Fund services fees within the Statement of Operations. Apex also provides certain shareholder report production and EDGAR conversion and filing services. Pursuant to an Apex Services Agreement, the
Fund pays Apex customary fees for its services. Apex provides a Principal Executive Officer, a Principal Financial Officer, a Chief
Compliance Officer and an Anti-Money Laundering Officer to the Fund, as well as certain additional compliance support functions.
Trustees and Officers – The Trust pays each Independent Trustee an annual fee of $16,000 ($21,000 for the Chairman) for service to the Trust. The Independent Trustees and Chairman may receive additional fees for special Board meetings. The Independent
Trustees are also reimbursed for all reasonable out-of-pocket expenses incurred in connection with their duties as Trustees, including travel and related expenses incurred in attending Board meetings. The amount of Independent Trustees’ fees attributable to the Fund is disclosed in the Statement of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from the Fund.
Expense Reimbursement and Fees Waived
The Adviser has contractually agreed to waive its fees and/or reimburse expenses to limit total annual operating expenses (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses, proxy expenses and extraordinary expenses)
of Institutional Shares to 1.50% and Investor Shares to 1.75% through November 1, 2021. Other fund service providers have voluntarily agreed to waive a portion of their fees. Voluntary fee waivers may be reduced or eliminated at any time. For the period ended December 31, 2020, the fees waived and/or reimbursed expenses were as follows:
The Adviser may be reimbursed by the Fund for fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if such payment is approved by the Board, made within three years of the fee waiver or expense reimbursement, and does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the lesser of ( i ) the then-
current expense cap and (ii) the expense cap in place at the time the fees/expenses were waived/reimbursed. As of December 31,
2020, $483,644 is subject to recapture by the adviser. Other waivers are not eligible for recoupment.
Investment Adviser
Fees Waived Other Waivers
Total Fees Waived
and Expenses
Reimbursed
$ 146,173 $ 10,647 $ 156,820

ACUITAS US MICROCAP FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2020

Security Transactions
The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments during the period ended December 31, 2020, totaled $14,928,777 and $22,378,644, respectively.
Summary of Derivative Activity
The volume of open derivative positions may vary on a daily basis as the Fund transacts derivative contracts in order to achieve the exposure desired by the Adviser. The notional value of activity for the period ended December 31, 2020 , for futures contracts was
$2,435,265.
The Fund’s use of derivatives for the period ended December 31, 2020 , was limited to futures contracts.
Federal Income Tax
As of December 31, 2020, the cost for federal income tax purposes is substantially the same as for financial statement purposes and the components of net unrealized depreciation consists of:
As of June 30, 2020, distributable earnings on a tax basis were as follows:
The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statements of Assets and Liabilities are primarily due to investments in equity return of capital, real estate investment trusts, late year ordinary losses and wash sales.
For tax purposes, the deferred late year ordinary loss was $103,475 for the Fund (realized during the period January 1, 2020 through
June 30, 2020). This loss was recognized for tax purposes on the first business day of the Fund’s current fiscal year, July 1, 2020.
As of June 30, 2020, the Acuitas US Microcap Fund had $8,186,432 of available short-term capital loss carryforwards and $4,027,078 of available long-term capital loss carryforwards that have no expiration date.
Subsequent Events
The global outbreak of the COVID-19 virus has caused negative effects on many companies, sectors, countries, regions, and financial markets in general, and uncertainty exists as to its long-term implications. The effects of the pandemic may adversely impact the Fund's assets and performance. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.
Location: Equity Contracts
Net realized gain (loss) on:
Futures $ 58,730
Total net realized gain (loss) $ 58,730
Net change in unrealized appreciation (depreciation) on:
Futures $ 34,705
Total net change in unrealized appreciation (depreciation) $ 34,705
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
$ 13,065,754 $ (1,707,909) $ 11,357,845
Capital and Other
Losses
Unrealized
Depreciation Total
$ (12,316,985) $ (1,673,794) $ (13,990,779)

ACUITAS US MICROCAP FUND
ADDITIONAL INFORMATION
December 31, 2020

Liquidity Risk Management Program
The Fund has adopted and implemented a written liquidity risk management program, as required by Rule 22e-4 (the “Liquidity
Rule”) under the Investment Company Act of 1940, as amended. The liquidity risk management program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Fund's investment strategy and the liquidity of the portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.
The Board approved the designation of the Trust’s Valuation Committee as the administrator of the liquidity risk management program (the “Program Administrator”). The Program Administrator is responsible for the administration and oversight of the program and for reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy, and effectiveness. The Program Administrator assessed the Fund’s liquidity risk profile based on information gathered for the period
June 1, 2019 through June 30, 2020 in order to prepare a written report to the Board for review at its meeting held on September
10, 2020.
The Program Administrator’s written report stated that: (i) the Fund is able to meet redemptions in normal and reasonably foreseeable stressed conditions and without significant dilution of remaining shareholders’ interests in the Fund; (ii) the Fund's strategy is appropriate for an open-end mutual fund; (iii) the liquidity classification determinations regarding the Fund's portfolio investments, which take into account a variety of factors and may incorporate analysis from one or more third-party data vendors, remained appropriate; (iv) the Fund did not approach the internal triggers set forth in the liquidity risk management program or the regulatory percentage limitation (15%) on holdings in illiquid investments; (v) it continues to be appropriate to not set a “highly liquid investment minimum” for the Fund because the Fund primarily holds “highly liquid investments”; and (vi) the liquidity risk management program remains reasonably designed and adequately implemented to prevent violations of the Liquidity Rule. The report also reviewed the changes to the Program since its inception. No significant liquidity events impacting the Fund or proposed changes to the Program were noted in the report.
Proxy Voting Information
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the
Fund’s portfolio is available, without charge and upon request, by calling (844) 805-5628 and on the U.S. Securities and Exchange
Commission's (the "SEC") website at www.sec.gov. The Fund’s proxy voting record for the most recent twelve-month period ended
June 30 is available, without charge and upon request, by calling (844) 805-5628 and on the SEC’s website at www.sec.gov.
Availability of Quarterly Portfolio Schedules
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form
N-PORT. Forms N-PORT are available free of charge on the SEC’s website at www.sec.gov.
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (for Investor Shares only) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July
1, 2020 through December 31, 2020.
Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

ACUITAS US MICROCAP FUND
ADDITIONAL INFORMATION
December 31, 2020

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Beginning
Account Value
July 1, 2020
Ending
Account Value
December 31, 2020
Expenses
Paid During
Period*
Annualized
Expense
Ratio*
Institutional Shares
Actual $ 1,000.00 $ 1,434.93 $ 9.21 1.50%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,017.64 $ 7.63 1.50%
* Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184) divided by 365 to reflect the half-year period.

220-SAR-1220
FOR MORE INFORMATION
Investment Adviser
Acuitas Investments, LLC
520 Pike Street, Suite 1221
Seattle, WA 98101
www.acuitasinvestments.com
Transfer Agent
Apex Fund Services
P.O. Box 588
Portland, ME 04112
www.theapexgroup.com
Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
www.foreside.com
Acuitas US Microcap Fund
P.O. Box 588
Portland, ME 04112
(844) 805-5628
This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of its management, and other information.

ITEM 2. CODE OF ETHICS.
Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable

ITEM 6. INVESTMENTS.
(a)

Included as part of report to shareholders under Item 1.
(b)

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the board of trustees from shareholders.

ITEM 11. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
 (b) There were no changes in the Registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable.

ITEM 13. EXHIBITS.

(a)(1)  Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002. (Exhibits filed herewith)

(a)(3)  Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002. (Exhibit filed herewith)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant              Forum Funds II

By:	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:	February 12, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:	February 12, 2021

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	February 12, 2021